Inventory	12 Months Ended
Dec. 31, 2022
Inventories [Abstract]
Inventory

Note 13	Inventory

FOR THE YEAR ENDED DECEMBER 31	2022	2021
Wireless devices and accessories	238	189
Merchandise and other	418	293
Total inventory	656	482
The total amount of inventory subsequently recognized as an expense in cost of revenues was $3,184 million and $3,080 million for 2022 and 2021, respectively.